COMMITMENTS - Remeasurement (Details)	6 Months Ended	12 Months Ended
	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 CAD ($) lease
COMMITMENTS
Beginning balance	$ 1,935,051
Amortization	(208,298)
Derecognition	(278,102)
Repayment	(589,777)	$ (589,777)
Remeasurement	2,509,036
Ending Balance	$ 3,367,910	$ 3,367,910
Total number of lease contracts | lease		11
Number of lease contracts relieved as guarantor | lease		3
Settlement amount due to being relieved as guarantor		$ 589,777